Equipment (Details) - Equipment - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost
Opening balance	$ 39	$ 38
Additions		1
Closing balance	39	39
Accumulated depreciation
Opening balance	(20)	(15)
Depreciation	(8)	(5)
Closing balance	(28)	(20)
Net book value	$ 11	$ 19	$ 23